Nature of Operations and Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Recent Accounting Pronouncements
Total stockholders' equity		$ 7,175.9	$ 12,690.9
Stockholders' Equity		7,179.7	12,708.7	$ 13,148.5	$ 11,388.7
Retained earnings (accumulated deficit)
Recent Accounting Pronouncements
Stockholders' Equity		6,209.9	2,976.6	2,799.7	2,410.8
AOCI
Recent Accounting Pronouncements
Total stockholders' equity		(5,367.6)	3,370.9	3,986.9	2,620.7
Stockholders' Equity		$ (5,367.6)	$ 3,370.9	3,986.9	2,620.7
ASU 2016-13 - CECL | Effects of implementation of accounting change
Recent Accounting Pronouncements
Stockholders' Equity				(6.7)
ASU 2016-13 - CECL | Retained earnings (accumulated deficit) | Effects of implementation of accounting change
Recent Accounting Pronouncements
Stockholders' Equity				$ (6.7)	$ (6.7)
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Effects of implementation of accounting change
Recent Accounting Pronouncements
Total stockholders' equity	$ (4,200.0)
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Retained earnings (accumulated deficit) | Effects of implementation of accounting change
Recent Accounting Pronouncements
Total stockholders' equity	(100.0)
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | AOCI | Effects of implementation of accounting change
Recent Accounting Pronouncements
Total stockholders' equity	$ (4,100.0)